                                    FORM 13F

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 1999.

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 1998

                 Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [x] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                                 Managing Member
                                 (415) 421-2132


                                /s/ Meridee Moore
                            San Francisco, California
                                  May 24, 1999

                                  Report Type:
                               13F HOLDINGS REPORT


                               Page 1 of 3 Pages

                              Form 13F Summary Page

                                 Report Summary:


                       Number of Other Included Managers:

                                        1

                    Form 13F Information Table Entry Total:

                                       47

                    Form 13F Information Table Value Total:
                              $1,032,874 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 1
Form 13F File Number: 28-6372
Name: Farallon Partners, L.L.C.


                               Page 2 of 3 Pages


                                                   FORM 13 F INFORMATION TABLE


      Column 1         Column 2   Column 3    Column 4    Column 5                       Column 6    Column 7        Column 8
   Name of Issuer      Title of                Value     Shrs or Prn                    Investment    Other       Voting Authority
                        Class      CUSIP      (x$1000)    Amount      SH/PRN  Put/Call  Discretion   Managers   Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------


ACC CORP                 COM      000794107    28,223      532,500      SH               DEFINED        1      532,500
AHMANSON H F & CO        COM      008677106     3,185       41,100      SH               DEFINED        1       41,100
AMERICAN BANKERS INS     COM      024456105    20,608      319,500      SH               DEFINED        1      319,500
GROUP INC
AVENOR INC               COM      05356K104    71,679    2,975,100      SH               DEFINED        1    2,975,100
BENEFICIAL CORP          COM      081721102     4,973       40,000      SH               DEFINED        1       40,000
BET HLDGS INC            CL A     086585106     1,528       25,000      SH               DEFINED        1       25,000
BT OFFICE PRODS INTL     COM      055816102     4,073      341,200      SH               DEFINED        1      341,200
INC
COLEMAN INC NEW          COM      193559101     6,865      222,800      SH               DEFINED        1      222,800
CULLIGAN WTR             COM      230029100    16,678      280,000      SH               DEFINED        1      280,000
TECHNOLOGIES INC
DIGITAL EQUIP CORP       COM      253849103   115,433    2,206,600      SH               DEFINED        1    2,206,600
DYNATECH CORP            COM      268138104    45,267      939,400      SH               DEFINED        1      939,400
ECHLIN INC               COM      278749106    14,814      282,500      SH               DEFINED        1      282,500
ENERGY GROUP PLC      SPONSORED   292691102    11,888      211,100      SH               DEFINED        1      211,100
                         ADR
FIRST COMM CORP          COM      319779104     4,476       52,200      SH               DEFINED        1       52,200
GOLDEN ST BANCORP INC    COM      381197102    20,927      548,000      SH               DEFINED        1      548,000
IBAH INC                 COM      450731104       748      140,000      SH               DEFINED        1      140,000
ILLINOIS CENT CORP       COM      451841100       361        9,192      SH               DEFINED        1        9,192
                        SER A
INTELLIGENT ELECTRS      COM      458157104     5,117      708,900      SH               DEFINED        1      708,900
INC
JOHN ALDEN FINL CORP     COM      477838106     3,566      165,400      SH               DEFINED        1      165,400
LA QUINTA INNS INC       COM      504195108    43,905    2,090,700      SH               DEFINED        1    2,090,700
LCI INTL INC             COM      501813109    12,339      320,500      SH               DEFINED        1      320,500
LONG ISLAND LTG CO       COM      542671102     1,676       53,200      SH               DEFINED        1       53,200
LUKENS INC DEL           COM      549866101    10,257      313,800      SH               DEFINED        1      313,800
MCI COMMUNICATIONS       COM      552673105   306,182    6,185,500      SH               DEFINED        1    6,185,500
CORP
MEDIQ INC                COM      584906101    11,753      862,600      SH               DEFINED        1      862,600
MID OCEAN LIMITED        ORD      G61061100     1,240       16,000      SH               DEFINED        1       16,000
                         CL A
MONEY STORE INC          COM      60934T101    37,405    1,171,200      SH               DEFINED        1    1,171,200
NORTHROP GRUMMAN CORP    COM      666807102     8,827       82,159      SH               DEFINED        1       82,159
NOVA CORP ALTA           COM      669943102    13,367    1,132,800      SH               DEFINED        1    1,132,800
OHM CORP                 COM      670839109     4,463      332,100      SH               DEFINED        1      332,100
PACIFIC ENTERPRISES      COM      694232109     4,118      100,900      SH               DEFINED        1      100,900
PRICE REIT INC           COM      74147T105     6,901      154,000      SH               DEFINED        1      154,000
REGAL CINEMAS INC        COM      758754105    52,386    1,753,500      SH               DEFINED        1    1,753,500
SAFETY KLEEN CORP        COM      786484105    50,368    1,775,100      SH               DEFINED        1    1,775,100
SAMSONITE CORP NEW       COM      79604V105     4,378      150,000      SH               DEFINED        1      150,000
SCOPUS TECHNOLOGY INC    COM      809172109       954       47,400      SH               DEFINED        1       47,400
SEALRIGHT CO INC         COM      812138105     3,045      221,432      SH               DEFINED        1      221,432
SFX BROADCASTING INC     CL A     784174104       974       10,000      SH               DEFINED        1       10,000
SHOWBOAT INC             COM      825390107    15,295      510,900      SH               DEFINED        1      510,900
SOURCE SVCS CORP         COM      836162107       275       10,000      SH               DEFINED        1       10,000
TELEMUNDO GROUP INC      CL A     87943M306     8,751      211,500      SH               DEFINED        1      211,500
TELEPHONE & DATA SYS     COM      879433100    11,581      243,800      SH               DEFINED        1      243,800
INC
UNITED DENTAL CARE       COM      91018H101     5,103      282,500      SH               DEFINED        1      282,500
INC DEL
US OFFICE PRODS CO       COM      912325107    18,062      950,656      SH               DEFINED        1      950,656
VITALINK PHARMACY        COM      92846E104     6,469      300,000      SH               DEFINED        1      300,000
SVCS INC
WASTE MGMT INC NEW       COM      94106K101     6,008      195,000      SH               DEFINED        1      195,000
WEATHERFORD ENTERRA      COM      947071106     6,384      150,000      SH               DEFINED        1      150,000
INC


                                                       Page 3 of 3 Pages